Stockholders' equity, Summary (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 16, 2023
Capital stock [Abstract]
Shares outstanding (in shares)	174,553,127	174,553,127
Increase in authorized capital			$ 151,978
Number of shares authorized (in shares)			72,370,286
Legal reserve [Abstract]
Legal reserve balance	$ 216,948	$ 216,948
Net tax profit account (CUFIN) [Abstract]
Period of credit against income tax on CUFIN dividends not drawn	2 years
Tax rate on dividends paid to individuals and corporations resident abroad	10.00%
Capital decreases [Abstract]
Capital contribution account balance	$ 6,719,140	6,433,442
CUFIN generated up to December 31, 2013 [Member]
Net tax profit account (CUFIN) [Abstract]
Net tax profit account balance	4,878,300	4,704,696
CUFIN generated beginning 2014 [Member]
Net tax profit account (CUFIN) [Abstract]
Net tax profit account balance	$ 0	$ 0